Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	£ 3,177	£ 2,769
Ending balance	3,091	3,177
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,152	4,559
Exchange differences	(209)	438
Disposals	(22)	(131)
Acquisition through business combination	178	314
Disposal of businesses	(315)	(113)
Transfers	(1)	(5)
Ending balance	4,879	5,152
Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	96	86
Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	4
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,975)	(1,790)
Exchange differences	71	(172)
Charge for the year	(169)	(179)
Disposals	22	130
Disposal of businesses	262	36
Transfers	1	0
Ending balance	(1,788)	(1,975)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,480	2,145
Ending balance	2,434	2,480
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,480	2,145
Exchange differences	(107)	206
Disposals	0
Acquisition through business combination	61	204
Disposal of businesses	0	(75)
Transfers	0
Ending balance	2,434	2,480
Goodwill [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Goodwill [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Goodwill [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0
Exchange differences	0
Charge for the year	0
Disposals	0
Disposal of businesses	0
Transfers	0
Ending balance	0	0
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	422	430
Ending balance	372	422
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,115	1,087
Exchange differences	(40)	83
Disposals	(18)	(131)
Acquisition through business combination	0
Disposal of businesses	(15)	(9)
Transfers	(1)	(5)
Ending balance	1,137	1,115
Software [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	96	86
Software [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	4
Software [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(693)	(657)
Exchange differences	24	(49)
Charge for the year	(123)	(125)
Disposals	18	130
Disposal of businesses	8	8
Transfers	1	0
Ending balance	(765)	(693)
Acquired customer lists, contracts and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	140	121
Ending balance	146	140
Acquired customer lists, contracts and relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	838	741
Exchange differences	(42)	80
Disposals	0	0
Acquisition through business combination	82	37
Disposal of businesses	(298)	(20)
Transfers	0
Ending balance	580	838
Acquired customer lists, contracts and relationships [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Acquired customer lists, contracts and relationships [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Acquired customer lists, contracts and relationships [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(698)	(620)
Exchange differences	31	(65)
Charge for the year	(19)	(33)
Disposals	0
Disposal of businesses	252	20
Transfers	0
Ending balance	(434)	(698)
Acquired trademarks and brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	31	30
Ending balance	29	31
Acquired trademarks and brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	186	168
Exchange differences	(5)	20
Disposals	(1)	0
Acquisition through business combination	6	6
Disposal of businesses	(2)	(8)
Transfers	0
Ending balance	184	186
Acquired trademarks and brands [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Acquired trademarks and brands [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Acquired trademarks and brands [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(155)	(138)
Exchange differences	4	(16)
Charge for the year	(7)	(8)
Disposals	1	0
Disposal of businesses	2	7
Transfers	0
Ending balance	(155)	(155)
Acquired publishing rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2	1
Ending balance	1	2
Acquired publishing rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	103	97
Exchange differences	(3)	5
Disposals	0	0
Acquisition through business combination	0	1
Disposal of businesses	0
Transfers	0
Ending balance	100	103
Acquired publishing rights [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Acquired publishing rights [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Acquired publishing rights [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(101)	(96)
Exchange differences	3	(5)
Charge for the year	(1)	0
Disposals	0
Disposal of businesses	0
Transfers	0
Ending balance	(99)	(101)
Other intangibles acquired [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	102	42
Ending balance	109	102
Other intangibles acquired [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	430	321
Exchange differences	(12)	44
Disposals	(3)	0
Acquisition through business combination	29	66
Disposal of businesses	0	(1)
Transfers	0
Ending balance	444	430
Other intangibles acquired [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	0
Other intangibles acquired [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	0
Other intangibles acquired [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(328)	(279)
Exchange differences	9	(37)
Charge for the year	(19)	(13)
Disposals	3	0
Disposal of businesses	0	1
Transfers	0
Ending balance	£ (335)	£ (328)